OPERATING SEGMENTS, Information Relating to Operating Segments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information relating to operating segments [Abstract]
External	[1]	S/ 19,449,000	S/ 18,382,000	S/ 19,674,000
From other segments	[1],[2]	549,000	525,000	607,000
Net interest, similar income and expenses		9,361,980	8,571,342	9,091,751
Other income, net	[3]	4,923,000	4,764,000	5,395,000
Provision for credit losses on loan portfolio		(1,558,951)	(6,080,289)	(2,100,091)
Depreciation and amortization		(683,000)	(670,000)	(624,000)
Income tax		(1,661,000)	110,000	(1,623,000)
Net profit		3,671,829	334,138	4,352,331
Additions of fixed asset, intangibles and goodwill		640,000	633,000	803,000
Total assets		244,821,984	237,406,163	187,859,000
Total liabilities		217,784,545	211,960,516	161,113,000
Mibanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1],[4]			68,000
From other segments	[1],[2],[4]			0
Net interest, similar income and expenses	[4]			56,000
Other income, net	[3],[4]			4,000
Provision for credit losses on loan portfolio	[4]			(8,000)
Depreciation and amortization	[4]			(2,000)
Income tax	[4]			(2,000)
Net profit	[4]			3,000
Additions of fixed asset, intangibles and goodwill	[4]			2,000
Total assets	[4]			1,169,000
Total liabilities	[4]			968,000
Operating segments [member] | Universal Banking Banco de Crdito del Peru [Member]
Information relating to operating segments [Abstract]
External	[1]	11,143,000	10,775,000	11,750,000
From other segments	[1],[2]	368,000	412,000	345,000
Net interest, similar income and expenses		6,194,000	5,994,000	6,245,000
Other income, net	[3]	3,262,000	2,795,000	3,632,000
Provision for credit losses on loan portfolio		(1,034,000)	(4,637,000)	(1,558,000)
Depreciation and amortization		(441,000)	(428,000)	(413,000)
Income tax		(1,275,000)	(51,000)	(1,160,000)
Net profit		3,391,000	619,000	3,239,000
Additions of fixed asset, intangibles and goodwill		449,000	464,000	349,000
Total assets		184,715,000	180,766,000	139,832,000
Total liabilities		166,387,000	164,632,000	123,040,000
Operating segments [member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
External	[1]	891,000	773,000	736,000
From other segments	[1],[2]	10,000	7,000	4,000
Net interest, similar income and expenses		337,000	330,000	329,000
Other income, net	[3]	157,000	103,000	117,000
Provision for credit losses on loan portfolio		(17,000)	(252,000)	(61,000)
Depreciation and amortization		(23,000)	(23,000)	(19,000)
Income tax		(63,000)	139,000	(43,000)
Net profit		72,000	(74,000)	79,000
Additions of fixed asset, intangibles and goodwill		27,000	16,000	16,000
Total assets		13,800,000	12,472,000	10,481,000
Total liabilities		12,965,000	11,781,000	9,744,000
Operating segments [member] | Insurance and Pension Funds Pacifico Seguros and Subsidiaries [Member]
Information relating to operating segments [Abstract]
External	[1]	3,544,000	3,211,000	3,224,000
From other segments	[1],[2]	64,000	57,000	23,000
Net interest, similar income and expenses		610,000	526,000	493,000
Other income, net	[3]	228,000	602,000	346,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(57,000)	(59,000)	(58,000)
Income tax		(5,000)	(2,000)	(6,000)
Net profit		(130,000)	195,000	381,000
Additions of fixed asset, intangibles and goodwill		81,000	49,000	45,000
Total assets		16,491,000	16,025,000	13,785,000
Total liabilities		14,194,000	13,039,000	10,964,000
Operating segments [member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
External	[1]	407,000	389,000	457,000
From other segments	[1],[2]	1,000	2,000	3,000
Net interest, similar income and expenses		(4,000)	(8,000)	(1,000)
Other income, net	[3]	406,000	388,000	457,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(21,000)	(21,000)	(20,000)
Income tax		(65,000)	(67,000)	(85,000)
Net profit		146,000	148,000	197,000
Additions of fixed asset, intangibles and goodwill		12,000	7,000	8,000
Total assets		840,000	1,108,000	909,000
Total liabilities		265,000	408,000	211,000
Operating segments [member] | Microfinance Mibanco [Member]
Information relating to operating segments [Abstract]
External	[1]	2,114,000	1,972,000	2,408,000
From other segments	[1],[2]	0	0	126,000
Net interest, similar income and expenses		1,860,000	1,506,000	1,901,000
Other income, net	[3]	(12,000)	24,000	62,000
Provision for credit losses on loan portfolio		(504,000)	(1,118,000)	(472,000)
Depreciation and amortization		(78,000)	(86,000)	(87,000)
Income tax		(143,000)	142,000	(168,000)
Net profit		266,000	(379,000)	401,000
Additions of fixed asset, intangibles and goodwill		50,000	51,000	60,000
Total assets		16,163,000	15,649,000	13,576,000
Total liabilities		13,800,000	13,540,000	11,489,000
Operating segments [member] | Mibanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1],[4]	302,000	238,000
From other segments	[1],[2],[4]	0	0
Net interest, similar income and expenses	[4]	229,000	165,000
Other income, net	[3],[4]	35,000	28,000
Provision for credit losses on loan portfolio	[4]	(4,000)	(75,000)
Depreciation and amortization	[4]	(14,000)	(14,000)
Income tax	[4]	(16,000)	19,000
Net profit	[4]	43,000	(51,000)
Additions of fixed asset, intangibles and goodwill	[4]	8,000	13,000
Total assets	[4]	1,393,000	1,208,000
Total liabilities	[4]	1,159,000	993,000
Operating segments [member] | Investment Banking and Wealth Management [Member]
Information relating to operating segments [Abstract]
External	[1]	866,000	1,102,000	968,000
From other segments	[1],[2]	73,000	31,000	6,000
Net interest, similar income and expenses		89,000	70,000	69,000
Other income, net	[3]	767,000	920,000	885,000
Provision for credit losses on loan portfolio		1,000	0	0
Depreciation and amortization		(45,000)	(35,000)	(22,000)
Income tax		(25,000)	(34,000)	(16,000)
Net profit		147,000	(78,000)	230,000
Additions of fixed asset, intangibles and goodwill		11,000	29,000	236,000
Total assets		14,744,000	11,715,000	9,423,000
Total liabilities		12,990,000	9,995,000	7,950,000
Operating segments [member] | Other segments [Member]
Information relating to operating segments [Abstract]
External	[1]	182,000	(78,000)	63,000
From other segments	[1],[2]	33,000	16,000	100,000
Net interest, similar income and expenses		47,000	(12,000)	0
Other income, net	[3]	80,000	(96,000)	(108,000)
Provision for credit losses on loan portfolio		(1,000)	2,000	(1,000)
Depreciation and amortization		(4,000)	(4,000)	(3,000)
Income tax		(69,000)	(36,000)	(143,000)
Net profit		(263,000)	(46,000)	(178,000)
Additions of fixed asset, intangibles and goodwill		2,000	4,000	87,000
Total assets		3,377,000	3,484,000	2,998,000
Total liabilities		2,634,000	2,531,000	992,000
Elimination Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	0	0	0
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		0	0	0
Other income, net	[3]	0	0	0
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		0	0	0
Income tax		0	0	0
Net profit		0	0	0
Additions of fixed asset, intangibles and goodwill		0	0	0
Total assets		(6,701,000)	(5,021,000)	(4,314,000)
Total liabilities		S/ (6,609,000)	S/ (4,958,000)	S/ (4,245,000)

[1]	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.
[4]	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in Note 2(a).